INCOME TAXES - Deferred tax assets and liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Deferred tax assets:
Accrued warranty costs	$ 17,318	$ 14,942
Allowance for credit losses	11,772	12,175
Inventory write-down	1,235	1,404
Future deductible expenses	32,351	24,910
Depreciation and impairment difference of property, plant and equipment and solar power systems	36,332	24,561
Accrued liabilities related to antidumping, countervailing and other duty costs and true-up charges	40	39
Government subsidies	28,723	39,470
Net operating losses carry-forward	79,474	110,012
Unrealized foreign exchange loss and capital loss	2,677	491
Interest limitation	14,031	10,800
Others	48,761	47,690
Total deferred tax assets, gross	272,714	286,494
Valuation allowance	(43,488)	(45,682)
Total deferred tax assets, net of valuation allowance	229,226	240,812
Deferred tax liabilities:
Derivative assets	2,899	2,153
Depreciation difference of property, plant and equipment	34,914	27,776
Insurance recoverable	55	32
Unrealized foreign exchange gain	3,906	3,452
Others	24,856	19,046
Total deferred tax liabilities	66,630	52,459
Analysis as:
Deferred tax assets	229,226	236,503
Deferred tax liabilities	(66,630)	(48,150)
Net deferred tax assets	162,596	188,353
Accumulated net operating losses	579,862
Accumulated net operating losses subject to expiration between 2021 and 2040	338,692
Allowance
Deferred tax assets:
Valuation allowance	$ (43,488)	$ (45,682)	$ (50,118)	$ (70,627)